Form N-1A Supplement	Dec. 09, 2025
BondBloxx Private Credit CLO ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI dated February 28, 2025, as supplemented from time to time

On April 21, 2025, Nomura Holding America Inc. (together with its parent company, Nomura Holdings, Inc., hereinafter referred to as “Nomura”) and Macquarie Group Limited (“Macquarie”) announced that they had entered into a definitive stock purchase agreement (the “Purchase Agreement”) pursuant to which Nomura agreed to acquire the equity interests of Macquarie’s US and European public investments business, which included Delaware Investment Fund Advisers, a series of Macquarie Investment Management Business Trust, the BondBloxx Private Credit CLO ETF’s (the “Fund”) investment sub-adviser (“MIMBT”) (the “Transaction”). The Transaction closed on December 1, 2025, and upon the closing, the Fund’s investment sub-advisory agreement automatically terminated in accordance with its terms and applicable regulations. In connection with the Transaction, the Board of Trustees of BondBloxx ETF Trust (the “Trust”) appointed Macquarie Asset Management Credit Advisers US, LLC (“MAMCA”) to serve as the Fund’s investment sub-adviser under the manager-of-managers exemptive order that the Trust and BondBloxx Investment Management Corporation, the Fund’s investment adviser, previously received, with MAMCA’s appointment as the Fund’s investment sub-adviser effective as of December 1, 2025. The Fund will continue to be managed in accordance with its existing investment objectives and strategies and will continue to be managed by the same portfolio managers.